UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  May 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2014

Investment Adviser

Smead Capital Management, Inc.
600 University Street,
Suite 2412
Seattle, Washington 98101

Phone: 877-807-4122
www.smeadfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	11

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENTS OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	19

NOTICE OF PRIVACY POLICY & PRACTICES	27

ADDITIONAL INFORMATION	28

Dear Shareholders:

It was inevitable that a time would come when our relatively concentrated portfolio of common stocks at the Smead Value Fund would hit a period of under-performance. That time was the semi-annual period ended 05/31/2014 as we saw a return of 5.79% (SMVLX) versus a gain in the S&P 500® Index of 7.62% and a gain in the Russell 1000 Value Index of 8.20%. Our best performing stocks in the last sixth months were Walgreen, Walt Disney, and Mylan. Our poorest performers were Starbucks, Navient, and Aflac.

We are neither frustrated nor surprised by this activity in the U.S. stock market. First, we practice very low levels of turnover and are willing to reinvest unrealized gains in the hopes of producing even more gains in the future. Second, the studies show that even some great managers underperform against their benchmark over multi-decade time periods. Third, it seems to us that tech and biotech hit a very over-due correction in some of the most visible momentum stocks during the second quarter. And a correction also got started in the small-cap stock arena, which caused investors to sell stocks that had done well over the last two to three years. We were fortunate to have owned many that had done well. Lastly, our portfolio is built around what we view as a very successful domestic economy in the U.S. and in the first half of this year investors began to question the economy’s ability to grow at greater than 3.00% rate.

We are not only excited about the long-term future prospects of our companies, but also very excited about the emergence of Americans between the ages of 18 and 37 years old. They are 86-million strong and are likely to see their careers and lives blossom in the next ten years. As they blossom, they will have a material effect on household formation, fertility, home buying and building and car buying. These factors are historically at the core of surges in Gross Domestic Product growth in the U.S. We believe that our consumer-centric portfolio and dominant position in banking can lead to above-average gains if these positive forces drive economic success. As we look around, we notice that our view of the markets is lonely. But as our company slogan says, “Only The Lonely Can Play.”

Cracker Jack

Advertising jingles from your childhood never seem to leave your memory. “What do you want when you’ve got to eat something, and it’s gotta be sweet, and it’s gotta be a lot, and you’ve gotta have it now? What do you get?” The answer in the commercial was Crackerjax. The question in a world of historically low interest rates and five-year look-back returns of 18.40% compound in the S&P 500® Index, is that do investors do now when you’ve got to invest in something? As you might guess, at Smead Value Fund, the answer is for us to follow our discipline.

Our discipline is three-fold. First, valuation matters dearly. Therefore, in a market like this where most boats have floated, we return to finding companies that fit all eight of our criteria and are a bargain from a historical standpoint. We like that which is contentious, especially if the officers, directors and greater than 5% holders are buying.

Second, we want to hold businesses for a long time. Studies show that over very long time periods that dividends can make up over 40% of the total return from owning common stocks. To get the dividends and dividend increases, you must stay put for decades. Fishermen who keep their bait in the water and surfers who stay on their surfboard have a tendency to catch the best fish and waves. We treat our partial ownership like we have taken a small part of the company private for an extended time period.

Third, we must own very high quality businesses to have the constitution and courage to sit through all the ups and down which get handed out by the US stock market. We think the reason you can make more money in stocks than in other liquid asset classes is because you don’t get to know how your results will get handed out and it’s very possible to be underwater in the first year or two that you invest.

Thank you to our shareholders for allowing us to practice our discipline in the Smead Value Fund.

William Smead	Tony Scherrer, CFA
Portfolio Manager	Co-Portfolio Manager

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

SMEAD VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 - 5/31/14) for the Investor and Institutional Classes and (1/27/14 - 5/31/14) for Class A.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay a maximum initial sales charge of 5.75% when you invest. Class A shares are also subject to a contingent deferred sales charge of 1.00% for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  Individual retirement accounts (“IRAs”) accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange traded funds (“ETFs”) or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such

SMEAD VALUE FUND
Expense Example (Continued)
(Unaudited)

as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 27, 2014 -
	January 27, 2014	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,050.50	$5.23
Hypothetical (5% return
before expenses)	$1,000.00	$1,012.02	$5.13

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 125/365 (to reflect the period since inception).

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2013 -
	December 1, 2013	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,057.90	$6.46
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.65	$6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2013 -
	December 1, 2013	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,059.10	$5.18
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.90	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SMEAD VALUE FUND
Investment Highlights
(Unaudited)

The Fund will seek long-term capital appreciation through concentrated positions.  Therefore, the Fund will maintain approximately 25-30 companies in its portfolio.  The Fund will invest in U.S. large capitalization companies through ownership of common stock.

Sector Breakdown

(% of Investments)

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2014

		Since Inception
	3 Months	(1/24/2014)
Class A Shares	(0.75)%	5.05%
S&P 500® Index (Total Return)	3.97%	8.28%
Russell 1000 Value Index (Total Return)	4.87%	9.03%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500® Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Commenced Operation (1/27/2014)

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2014

			Since Inception
	One Year	Five Years	(1/2/2008)
Investor Class Shares	16.74%	21.80%	7.62%
S&P 500® Index (Total Return)	20.45%	18.40%	6.87%
Russell 1000 Value Index (Total Return)	19.60%	18.44%	6.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500® Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2014

			Since Inception
	One Year	Three Years	(12/18/2009)
Institutional Class Shares	17.04%	21.58%	19.00%
S&P 500® Index (Total Return)	20.45%	15.15%	15.75%
Russell 1000 Value Index (Total Return)	19.60%	15.12%	15.82%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500® Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

*	Inception Date

SMEAD VALUE FUND

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 97.46%

Banks 12.92%
Bank Of America Corp.	2,182,723	$33,046,426
JPMorgan Chase & Co.	551,615	30,653,246
Wells Fargo & Co.	680,703	34,566,098
		98,265,770

Consumer Durables & Apparel 2.66%
NVR, Inc. (a)	18,146	20,208,111

Consumer Services 5.90%
H&R Block, Inc.	750,935	22,362,844
McDonald’s Corp.	126,271	12,807,668
Starbucks Corp.	133,039	9,743,776
		44,914,288

Diversified Financials 10.31%
Franklin Resources, Inc.	519,908	28,704,121
Navient Corp. (a)	621,586	9,821,059
SLM Corp.	621,586	5,351,855
Berkshire Hathaway, Inc. – Class B (a)	268,910	34,511,909
		78,388,944

Food & Staples Retailing 5.30%
Walgreen Co.	560,515	40,306,634

Health Care Equipment & Services 3.87%
Abbott Laboratories	282,790	11,314,428
Medtronic, Inc.	296,475	18,093,869
		29,408,297

Insurance 6.45%
Aflac, Inc.	536,437	32,846,038
Chubb Corp.	174,908	16,206,975
		49,053,013

Media 14.23%
Comcast Corp. – Class A	537,958	27,887,743
Gannett Co., Inc.	1,680,149	46,691,341
Walt Disney Co.	400,241	33,624,246
		108,203,330

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences 16.46%
AbbVie, Inc.	282,790	$15,363,981
Amgen, Inc.	298,879	34,666,975
Johnson & Johnson	145,910	14,804,029
Merck & Co., Inc.	657,728	38,056,142
Pfizer, Inc.	750,948	22,250,589
		125,141,716

Retailing 11.55%
Cabela’s, Inc. – Class A (a)	621,120	38,031,178
Home Depot, Inc.	260,408	20,892,534
Nordstrom, Inc.	425,294	28,945,510
		87,869,222

Software & Services 7.81%
Accenture PLC – Class A (b)	265,224	21,602,495
eBay, Inc. (a)	744,380	37,762,397
		59,364,892
TOTAL COMMON STOCKS (Cost $636,988,480)		741,124,217

MONEY MARKET FUNDS 2.30%

Cash Equivalent 2.30%
Dreyfus Cash Management, 0.030% (c)	17,513,605	17,513,605
TOTAL MONEY MARKET FUNDS (Cost $17,513,605)		17,513,605
TOTAL INVESTMENTS (Cost $654,502,085) 99.76%		758,637,822
Other Assets in Excess of Liabilities 0.24%		1,843,122
TOTAL NET ASSETS 100.00%		$760,480,944

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at May 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2014 (Unaudited)

Assets
Investments, at value (cost $654,502,085)	$758,637,822
Dividends and interest receivable	1,323,908
Receivable for Fund shares sold	1,754,609
Other assets	66,505
Total Assets	761,782,844

Liabilities
Payable to affiliates	144,131
Payable to Adviser	441,947
Payable for Fund shares redeemed	529,977
Payable for distribution fees	96,159
Payable for shareholder servicing fees	1,801
Accrued expenses and other liabilities	87,885
Total Liabilities	1,301,900
Net Assets	$760,480,944

Net Assets Consist Of:
Paid-in capital	$637,100,546
Undistributed net investment income	1,527,218
Undistributed net realized gain from investments	17,717,443
Net unrealized appreciation on investments	104,135,737
Net Assets	$760,480,944

Class A Shares
Net assets	6,739,105
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	180,975
Net asset value, offering price and redemption price per share	$37.24
Maximum offering price per share ($37.24/0.9425)(1)(2)	$39.51

Investor Class Shares
Net assets	332,104,567
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	8,920,951
Net asset value, offering price and redemption price per share	$37.23

Institutional Class Shares
Net assets	421,637,272
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	11,316,559
Net asset value, offering price and redemption price per share	$37.26

(1)	Reflects a maximum sales charge of 5.75%.
(2)
A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within eighteen months of purchase. Redemption price per share is equal to net asset value less any redemption or CDSC fees.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

For the Six Months Ended May 31, 2014 (Unaudited)

Investment Income
Dividend income	$5,908,209
Interest income	3,586
Total Investment Income	5,911,795

Expenses
Management fees	2,486,136
Distribution fees – Investor Class	372,974
Administration fees	312,806
Transfer agent fees and expenses	294,245
Fund accounting fees	88,702
Federal and state registration fees	69,780
Custody fees	32,524
Reports to shareholders	18,475
Legal fees	12,816
Audit and tax fees	8,774
Chief Compliance Officer fees	5,007
Trustees’ fees	2,489
Shareholder servicing fees – Class A	1,802
Distribution fees – Class A	1,802
Interest expense	233
Other expenses	8,549
Net Expenses	3,717,114

Net Investment Income	2,194,681

Realized and Unrealized Gain on Investments
Net realized gain from investments	17,830,202
Change in net unrealized appreciation on investments	14,787,462
Net Realized and Unrealized Gain on Investments	32,617,664
Net Increase in Net Assets from Operations	$34,812,345

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
From Operations
Net investment income	$2,194,681	$1,951,167
Net realized gain from investments	17,830,202	16,205,814
Change in net unrealized
appreciation on investments	14,787,462	64,446,825
Net increase in net assets from operations	34,812,345	82,603,806

From Distributions
Net investment income – Investor Class	(791,967)	(313,026)
Net investment income – Institutional Class	(1,573,913)	(486,106)
Net realized gain on investment – Investor Class	(7,083,918)	(575,762)
Net realized gain on
investment – Institutional Class	(9,116,270)	(726,660)
Net decrease in net assets
resulting from distributions paid	(18,566,068)	(2,101,554)

From Capital Share Transactions
Proceeds from shares sold – Class A	7,417,183	—
Proceeds from shares sold – Investor Class	141,776,351	255,449,864
Proceeds from shares sold – Institutional Class	131,100,220	242,807,381
Net asset value of shares issued
to shareholders in payment of
distributions declared – Investor Class	7,738,935	722,276
Net asset value of shares issued
to shareholders in payment of
distributions declared – Institutional Class	3,641,155	864,886
Payments for shares redeemed – Class A	(770,630)	—
Payments for shares redeemed – Investor Class	(78,122,402)	(92,251,260)
Payments for shares redeemed –
Institutional Class	(35,614,673)	(40,169,445)
Net increase in net assets
from capital share transactions	177,166,139	367,423,702
Total Increase in Net Assets	193,412,416	447,925,954

Net Assets
Beginning of period	567,068,528	119,142,574
End of period	$760,480,944	$567,068,528

Undistributed Net Investment Income	$1,527,218	$1,698,417

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – CLASS A SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2014(1)
(Unaudited)
Net Asset Value, Beginning of Period	$35.45

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	1.76
Total from investment operations	1.80

Net Asset Value, End of Period	$37.24

Total Return(2)(3)	5.05%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$6,739
Ratio of expenses to average net assets:
Before waivers and recoupment of expenses(4)	1.49%
After waivers and recoupment of expenses(4)	1.49%
Ratio of net investment income to average net assets:
Before waivers and recoupment of expenses(4)	0.21%
After waivers and recoupment of expenses(4)	0.21%
Portfolio turnover rate(3)	7.41%

(1)	The Class A shares commenced operations on January 27, 2014.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INVESTOR SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	May 31,
	2014	Year Ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009

Net Asset Value,
Beginning of Period	$36.35	$27.61	$20.83	$19.82	$18.13	$14.07

Income (loss) from
investment operations:
Net investment income	0.10	0.13	0.06	0.09	0.14	0.10
Net realized and unrealized
gain (loss) on investments	1.95	9.04	6.84	0.94	1.65	4.14
Total from
investment operations	2.05	9.17	6.90	1.03	1.79	4.24

Less distributions paid:
From net investment income	(0.12)	(0.15)	(0.12)	(0.02)	(0.10)	(0.18)
From net realized
gain on investments	(1.05)	(0.28)	—	—	—	—
Total distributions paid	(1.17)	(0.43)	(0.12)	(0.02)	(0.10)	(0.18)
Net Asset Value,
End of Period	$37.23	$36.35	$27.61	$20.83	$19.82	$18.13
Total Return(1)	5.79%	33.74%	33.27%	5.19%	9.88%	30.55%

Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$332,105	$253,512	$51,955	$15,644	$13,855	$27,128
Ratio of expenses to
average net assets:
Before waivers and
recoupment of expenses(3)	1.26%	1.28%	1.49%	1.60%	1.66%	1.91%
After waivers and
recoupment of expenses(3)	1.26%	1.35%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income
(loss) to average net assets:
Before waivers and recoupment
of expenses(3)	0.53%	0.54%	0.67%	0.25%	0.29%	0.27%
After waivers and recoupment
of expenses(3)	0.53%	0.47%	0.76%	0.45%	0.55%	0.78%
Portfolio turnover rate(2)	7.41%	11.32%	10.95%	15.98%	13.73%	14.28%

(1)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INSTITUTIONAL SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended				Period
	May 31,				Ended
	2014	Year Ended November 30,			November 30,
	(Unaudited)	2013	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$36.40	$27.61	$20.84	$19.85	$18.42

Income from
investment operations:
Net investment income	0.14	0.18	0.21	0.14	0.16
Net realized and unrealized
gain on investments	1.95	9.08	6.74	0.94	1.38
Total from
investment operations	2.09	9.26	6.95	1.08	1.54

Less distributions paid:
From net investment income	(0.18)	(0.19)	(0.18)	(0.09)	(0.11)
From net realized
gain on investments	(1.05)	(0.28)	—	—	—
Total distributions paid	(1.23)	(0.47)	(0.18)	(0.09)	(0.11)
Net Asset Value,
End of Period	$37.26	$36.40	$27.61	$20.84	$19.85
Total Return(2)(3)	5.91%	34.10%	33.57%	5.46%	8.38%
Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$421,637	$313,557	$67,188	$34,163	$32,400
Ratio of expenses to
average net assets:
Before waivers and recoupment
of expenses(4)	1.01%	1.03%	1.20%	1.31%	1.42%
After waivers and recoupment
of expenses(4)	1.01%	1.10%	1.15%	1.15%	1.15%
Ratio of net investment income
to average net assets:
Before waivers and recoupment
of expenses(4)	0.78%	0.79%	0.93%	0.54%	0.40%
After waivers and recoupment
of expenses(4)	0.78%	0.72%	0.98%	0.70%	0.67%
Portfolio turnover rate(3)	7.41%	11.32%	10.95%	15.98%	13.73%

(1) The Institutional Class shares commenced operations on December 18, 2009.
(2) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
May 31, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smead Value Fund (the “Fund”) represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund currently offers three classes of shares, Class A, the Investor Class and the Institutional Class. Effective September 29, 2009, the Fund renamed the then existing class as Investor class shares. The Investor Class is subject to a 0.25% distribution fee.  Effective December 7, 2009, the Fund issued a new class of shares, Institutional Class shares, which commenced operations on December 18, 2009.  Effective January 24, 2013, the Fund issued a new class of shares, Class A shares, which commenced operations on January 27, 2014.  Class A shares are subject to a sales charge (load) on purchases and a 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$741,124,217	$—	$—	$741,124,217
Total Equity	741,124,217	—	—	741,124,217
Short-Term Investments	17,513,605	—	—	17,513,605
Total Investments
in Securities	$758,637,822	$—	$—	$758,637,822
(1)	See the Schedule of Investments for industry classifications.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3.  During the six months ended May 31, 2014, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

(b) Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended November 30, 2013, the Fund did not incur any interest or penalties. The statute of limitations on the Fund’s tax returns remains open for the years ended November 30, 2010 through November 30, 2013.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the six months ended May 31, 2014, there were no reclassifications made.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2013 and November 30, 2012 was as follows:

	November 30, 2013	November 30, 2012
Ordinary Income	$ 799,132	$381,348
Long-Term Capital Gain	$1,302,422	$ —

As of November 30, 2013, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$486,648,545
Gross tax unrealized appreciation	92,720,967
Gross tax unrealized depreciation	(3,485,281)
Net tax unrealized appreciation	$89,235,686
Undistributed ordinary income	5,601,579
Undistributed long-term capital gain	12,296,856
Total distributable earnings	$17,898,435
Other accumulated losses	—
Total accumulated gains	$107,134,121

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

On December 19, 2013, the Fund declared and paid distributions from ordinary income, long-term and short-term capital gains of $791,968, $5,377,148 and $1,706,770, respectively, to the Investor Class to shareholders of record on December 18, 2013.  On December 19, 2013, the Fund declared and paid

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

distributions from ordinary income, long-term and short-term capital gains of $1,573,913, $6,919,833 and $2,196,437, respectively, to the Institutional Class to shareholders of record on December 18, 2013.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 30, 2015, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.65%, 1.40% and 1.15% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Class A, Investor Class and Institutional Class shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

(5)	Distribution Plan

The Fund has adopted a plan pursuant to Rule 12b-1 of the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay the Quasar Distributors, LLC (the “Distributor”) a Rule 12b-1 fee for the sale and distribution of Class A and Investor Class shares.  The maximum amount of the Rule 12b-1 fee authorized is an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A and Investor Class shares of the Fund.  During the six months ended May 31, 2014, Class A and Investor Class shares accrued expenses of $1,802 and $372,974, respectively pursuant to the Distribution Plan.  As of May 31, 2014, the Fund owed the Distributor fees of $96,159.  There are no 12b-1 fees for Institutional Class shares.

(6)	Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan on behalf of its Institutional Class and Class A shares (the “Shareholder Servicing Plan”) that allows the Fund to make payments to financial intermediaries and other service providers in return for shareholder servicing and maintenance of its Class A and Institutional Class shareholder accounts.  The maximum amount of shareholder servicing and maintenance fees authorized under the Shareholder Servicing Plan on behalf of the Institutional Class shares is an annual rate of 0.10% of the Fund’s average daily net assets attributable to Institutional Class shares.  The Fund is not currently implementing the shareholder servicing fee for the Institutional Class shares, and will give Institutional Class shareholders 30 days’ prior written notice before implementing the shareholder servicing fee.  The maximum amount of shareholder servicing and maintenance fees authorized under the Shareholder Servicing Plan on behalf of Class A shares is an annual rate of

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

0.25% of the Fund’s average daily net assets attributable to Class A shares.  During the period ended May 31, 2014, Class A shares accrued expenses of $1,802 and owed $1,801.  There are no shareholder servicing fees for Investor Class shares.

(7)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  The following table details the fees earned for each service during the six months ended May 31, 2014, as well as the fees owed as of May 31, 2014.

	Fees Earned		Fees Owed as of
	During Fiscal Year		May 31, 2014
Administration	$312,806		$99,249
Accounting	88,702		26,763
Custody	32,524		6,085
Transfer agent	90,763	(1)	10,362

(1)	This amount does not include sub transfer agency fees, therefore is not the amount on the Statement of Operations.

The Fund also has a line of credit with U.S. Bank (see footnote 10).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended May 31, 2014, the Fund was allocated $5,007 of the Trust’s Chief Compliance Officer fee.  At May 31, 2014, the Fund owed fees of $1,672 to USBFS for the Chief Compliance Officer’s services.

(8)Capital Share Transactions

Transactions in shares of the Fund were as follows:

Class A

Period Ended
May 31, 2014(1)
Shares sold	201,890
Shares redeemed	(20,915)
Net increase	180,975

(1)	Class A commenced operations on January 27, 2014.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Investor Class

	Six Months Ended	Year Ended
	May 31, 2014	November 30, 2013
Shares sold	3,875,908	7,805,582
Shares issued to holders in
reinvestment of distribution	218,738	26,284
Shares redeemed	(2,147,164)	(2,740,077)
Net increase	1,947,482	5,091,789

Institutional Class

	Six Months Ended	Year Ended
	May 31, 2014	November 30, 2013
Shares sold	3,575,273	7,348,040
Shares issued to holders in
reinvestment of distribution	102,945	31,508
Shares redeemed	(975,173)	(1,199,129)
Net increase	2,703,045	6,180,419

(9)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2014, were $205,990,981 and $47,886,529, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2014, Charles Schwab & Co., Inc., for the benefit of its customers, held 42.16% of the outstanding shares of the Investor Class.  At May 31, 2014 Merrill Lynch Pierce Fenner & Smith for the benefit of its customers, held 88.48% and 62.22% of outstanding shares of the Class A and Institutional Classes, respectively.  At May 31, 2014 National Financial Services LLC for the benefit of its customers, held 26.96% of outstanding shares of the Investor Class.

(11)	Line of Credit

At May 31, 2014, the Fund had a line of credit in the amount of $50,000,000, which matures on August 15, 2014. This unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate (3.25% at May 31, 2014). The credit facility is with the Fund’s custodian, U.S. Bank.  The following table provides information regarding usage of the line of credit for the six months ended May 31, 2014 for the Fund.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Smead Value Fund	3	$872,333	$236	$1,164,000	12/9/2013

*	Interest expense is reported on the Statement of Operations.

(12)	Recent Accounting Pronouncement

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact it will have on the Fund’s financial statements. There is no impact of the ASU on the financial statements of the Fund for the six months ended May 31, 2014.

(13)	Subsequent Event

At a meeting held on July 15, 2014, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) relating to the Fund. The Plan of Reorganization provides for the reorganization (the “Reorganization”) of the Fund into the Smead Value Fund (the “New Fund”), a newly formed series of the Smead Trust, an open-end registered investment company, pending approval of the Reorganization by the Board of Trustees of the Smead Trust and requisite Fund shareholder approval.  A notice of a special meeting of shareholders and proxy materials will be sent to shareholders of record as of August 21, 2014. If the Plan of Reorganization is approved by the shareholders of the Fund, shareholders of the Fund will receive shares of the New Fund having the same aggregate net asset value as the shares of the Fund they hold on the date of the Reorganization. The Reorganization will not affect the value of a shareholder’s account in the Fund at the time of the Reorganization. The Reorganization is expected to be treated as a tax-free reorganization for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about November 21, 2014.

SMEAD VALUE FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 100% of its ordinary income distribution for the year ended November 30, 2013, as qualified dividend income under the Jobs and Growth Tax ReliefReconciliation Act of 2003.

For the year ended November 30, 2013, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122.

Independent Trustees
Number of
	Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette		(an open-end
			University		investment
			(2004–present).		company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing	35	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 71		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011).		Multi-
Alternatives
fund complex
(three closed-
end investment
companies);
Independent
Trustee, Ramius
IDF, fund
complex (two
closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).

Robert M. Slotky	Chief	Indefinite	Senior	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Vice-President,
Milwaukee, WI 53202	Officer,	January 26,	U.S. Bancorp Fund
Age: 67	Vice	2011	Services, LLC
	President		(2001–present).
and Anti-
Money
Laundering
Officer

Anita M. Zagrodnik(2)	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President, U.S.
Milwaukee, WI 53202	Officer,	Effective	Bancorp Fund
Age: 54	Vice	July 1,	Services, LLC,
	President	2014	(January 2014-
	and Anti-		present); Senior
	Money		Vice President,
	Laundering		Ariel Investments,
	Officer		LLC, (2010-2013);
Vice President,
Ariel Investments,
LLC, (2003-2010).

SMEAD VALUE FUND

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(2)	Effective July 1, 2014, Anita M. Zagrodnik will replace Robert M. Slotky as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer of the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-807-4122 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

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SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc.
600 University Street,
Suite 2412
Seattle, Washington 98101

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

 “Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half year covered  by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   August 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   August 5, 2014

By (Signature and Title)* /s/Jennifer Lima
  Jennifer Lima, Treasurer

Date   August 5, 2014

* Print the name and title of each signing officer under his or her signature.